Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JPMorgan Trust IV
Entity Central Index Key	0001659326
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000203277 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class R6 Shares
Trading Symbol	JEPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income Fund (Class R6 Shares)	$18	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 6,084,261,000
Holdings Count | Holding	124
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,084,261
Total number of portfolio holdings	124
Portfolio turnover rate	93%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000203276 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class R5 Shares
Trading Symbol	JEPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income Fund (Class R5 Shares)	$23	0.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[2]
Net Assets	$ 6,084,261,000
Holdings Count | Holding	124
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,084,261
Total number of portfolio holdings	124
Portfolio turnover rate	93%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000203275 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class I Shares
Trading Symbol	JEPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income Fund (Class I Shares)	$31	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[3]
Net Assets	$ 6,084,261,000
Holdings Count | Holding	124
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,084,261
Total number of portfolio holdings	124
Portfolio turnover rate	93%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000203274 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class C Shares
Trading Symbol	JEPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income Fund (Class C Shares)	$70	1.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%	[4]
Net Assets	$ 6,084,261,000
Holdings Count | Holding	124
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,084,261
Total number of portfolio holdings	124
Portfolio turnover rate	93%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000203273 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class A Shares
Trading Symbol	JEPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income Fund (Class A Shares)	$44	0.85%
*	This charge is annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[5]
Net Assets	$ 6,084,261,000
Holdings Count | Holding	124
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,084,261
Total number of portfolio holdings	124
Portfolio turnover rate	93%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000225320 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class A Shares
Trading Symbol	JHDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 2 Fund (Class A Shares)	$44	0.84%
*	This charge is annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[6]
Net Assets	$ 5,425,900,000
Holdings Count | Holding	155
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,425,900
Total number of portfolio holdings	155
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225317 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class C Shares
Trading Symbol	JHDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 2 Fund (Class C Shares)	$70	1.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%	[7]
Net Assets	$ 5,425,900,000
Holdings Count | Holding	155
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,425,900
Total number of portfolio holdings	155
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225318 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class I Shares
Trading Symbol	JHQDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 2 Fund (Class I Shares)	$31	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[8]
Net Assets	$ 5,425,900,000
Holdings Count | Holding	155
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,425,900
Total number of portfolio holdings	155
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225319 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class R5 Shares
Trading Symbol	JHDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 2 Fund (Class R5 Shares)	$23	0.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[9]
Net Assets	$ 5,425,900,000
Holdings Count | Holding	155
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,425,900
Total number of portfolio holdings	155
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225316 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class R6 Shares
Trading Symbol	JHDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 2 Fund (Class R6 Shares)	$18	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[10]
Net Assets	$ 5,425,900,000
Holdings Count | Holding	155
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,425,900
Total number of portfolio holdings	155
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225321 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class R6 Shares
Trading Symbol	JHTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 3 Fund (Class R6 Shares)	$18	0.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[11]
Net Assets	$ 2,806,865,000
Holdings Count | Holding	155
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,806,865
Total number of portfolio holdings	155
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225325 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class R5 Shares
Trading Symbol	JHTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 3 Fund (Class R5 Shares)	$23	0.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[12]
Net Assets	$ 2,806,865,000
Holdings Count | Holding	155
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,806,865
Total number of portfolio holdings	155
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225324 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class I Shares
Trading Symbol	JHQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 3 Fund (Class I Shares)	$31	0.60%
*	This charge is annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[13]
Net Assets	$ 2,806,865,000
Holdings Count | Holding	155
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,806,865
Total number of portfolio holdings	155
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225323 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class C Shares
Trading Symbol	JHTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 3 Fund (Class C Shares)	$70	1.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%	[14]
Net Assets	$ 2,806,865,000
Holdings Count | Holding	155
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,806,865
Total number of portfolio holdings	155
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225322 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class A Shares
Trading Symbol	JHTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 3 Fund (Class A Shares)	$44	0.85%
*	This charge is annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[15]
Net Assets	$ 2,806,865,000
Holdings Count | Holding	155
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,806,865
Total number of portfolio holdings	155
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000234321 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class A Shares
Trading Symbol	JPDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Preferred and Income Securities Fund (Class A Shares)	$44	0.85%
*	This charge is annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[16]
Net Assets	$ 1,880,119,000
Holdings Count | Holding	164
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,880,119
Total number of portfolio holdings	164
Portfolio turnover rate	10%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000237453 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class C Shares
Trading Symbol	JPDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Preferred and Income Securities Fund (Class C Shares)	$69	1.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%	[17]
Net Assets	$ 1,880,119,000
Holdings Count | Holding	164
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,880,119
Total number of portfolio holdings	164
Portfolio turnover rate	10%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000234322 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class I Shares
Trading Symbol	JPDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Preferred and Income Securities Fund (Class I Shares)	$31	0.60%
*	This charge is annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[18]
Net Assets	$ 1,880,119,000
Holdings Count | Holding	164
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,880,119
Total number of portfolio holdings	164
Portfolio turnover rate	10%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000234320 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class R6 Shares
Trading Symbol	JPDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Preferred and Income Securities Fund (Class R6 Shares)	$28	0.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[19]
Net Assets	$ 1,880,119,000
Holdings Count | Holding	164
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,880,119
Total number of portfolio holdings	164
Portfolio turnover rate	10%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238563 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	JSMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)	$0	0.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[20]
Net Assets	$ 125,660,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238570 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R5 Shares
Trading Symbol	JSMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)	$5	0.10%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[21]
Net Assets	$ 125,660,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238568 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R4 Shares
Trading Symbol	JSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[22]
Net Assets	$ 125,660,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238567 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R3 Shares
Trading Symbol	JSMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)	$26	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[23]
Net Assets	$ 125,660,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238566 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R2 Shares
Trading Symbol	JSMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)	$39	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[24]
Net Assets	$ 125,660,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238565 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class I Shares
Trading Symbol	JSMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class I Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[25]
Net Assets	$ 125,660,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238564 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class C Shares
Trading Symbol	JSMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class C Shares)	$52	1.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[26]
Net Assets	$ 125,660,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238569 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class A Shares
Trading Symbol	JSMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class A Shares)	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[27]
Net Assets	$ 125,660,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238571 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class I Shares
Trading Symbol	JSBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)	$16	0.31%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[28]
Net Assets	$ 121,301,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$121,301
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238572 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R2 Shares
Trading Symbol	JSBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)	$43	0.81%
*	This charge is annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[29]
Net Assets	$ 121,301,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$121,301
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238573 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R3 Shares
Trading Symbol	JSBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)	$30	0.56%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[30]
Net Assets	$ 121,301,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$121,301
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238574 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R4 Shares
Trading Symbol	JSBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)	$16	0.31%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[31]
Net Assets	$ 121,301,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$121,301
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238575 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R5 Shares
Trading Symbol	JSMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)	$8	0.16%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[32]
Net Assets	$ 121,301,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$121,301
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238576 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	JSBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)	$3	0.06%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[33]
Net Assets	$ 121,301,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$121,301
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)

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